Pension Plans (Details 1) - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Plan assets	$ 7,195	$ 6,804	$ 7,919	$ 6,612
Commitments for defined-benefit plans
For active personnel	(6,525)	(5,958)
Incurred by inactive personnel
Minus:
Unrealized actuarial (gain) losses
Balances at year end	$ 670	$ 846	$ 921